8. STOCK WARRANTS	6 Months Ended
Jun. 30, 2015
Quarterly Report
8. STOCK WARRANTS

NOTE 8 - STOCK WARRANTS

On March 24, 2014, the Company issued warrants to a third party for the purchase of 4,050,000 and 2,375,000 shares of common stock, at an exercise price of $0.001 and $0.40 per share, respectively. The warrants may be exercised any time after issuance through and including the third (3rd) anniversary of its original issuance. The Company recorded an expense of $555,598 equal to the estimated fair value of the warrants at the date of grants. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 0.75% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years

On March 24, 2014, in connection to the issuance of convertible debentures of $269,100 to certain investors, which are convertible into shares of the Company’s common stock at $0.10 per share, the Company granted to the same investors three−year warrants to purchase an aggregate of up to 1,345,500 shares of the Company’s common stock at $0.4 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance.

On March 24, 2014, in connection to the issuance of 2,059,000 shares of common stock, the Company granted to the same investor three−year warrants to purchase an aggregate of 1,029,500 shares of the Company’s common stock at $0.4 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance. The warrants have a fair market value of $66,712. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 0.75% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years. See Note 4 for further discussion.

During the four months ended December 31, 2014, in connection to the sale of 1,048,000 shares of common stock, the Company granted to the same investors three−year warrants to purchase an aggregate of 524,000 shares of the Company’s common stock at $1.00 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance. The warrants have a fair market value of $42,650. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 1% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years. See Note 4 for further discussion.

During the three months ended March 31, 2015, in connection to the sale of 684,000 shares of common stock, the Company granted to the same investors three−year warrants to purchase an aggregate of 342,000 shares of the Company’s common stock at $1.00 per share. The warrants may be exercised any time after the issuance through and including the third (3rd) anniversary of its original issuance. The warrants have a fair market value of $125,708. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 1% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 3 years. See Note 4 for further discussion.

On February 27, 2015, the Company sold warrants for a nominal amount to purchase 100,000 shares of common stock at $0.50 per share to certain service providers.

On April 8, 2015, the Company issued warrants to purchase 50,000 shares of common stock at $0.60 per share to certain service providers.

From April 1 to June 30, 2015, 750,000 of warrants previously issued as part of our offering in March 2014 were exercised at an exercise price of $0.40 per share for proceeds of $300,000, of which $295,000 was received during the second quarter of 2015 and the remaining $5,000 was received during the third quarter of 2015.

From April 1 to June 30, 2015, 936,341 warrants previously issued as part of our offering in March 2014 were exercised at an exercise price of $0.001 per share for proceeds of $936.

Stock warrants outstanding and exercisable on June 30, 2015 are as follows:

	Exercise Price per Share	Shares Under Warrants	Remaining Life in Years
Outstanding
	$0.001	3,113,659	2
	$0.4	4,000,000	2
	$0.5	100,000	5
	$0.6	50,000	5
	$1	866,000	3

Exercisable
	$0.001	3,113,659	2
	$0.4	4,000,000	2
	$0.5	100,000	5
	$0.6	50,000	5
	$1	866,000	3

No other stock warrants have been issued or exercised during the three months ended June 30, 2015.